SCHEDULE OF DEPRECIATION EXPENSE (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation of property, plant and equipment (per above)		$ 374,752	$ 379,667
“Research expenses” (Note 18)		(272,886)	(270,421)	$ (217,945)
Total	$ 77,212	$ 101,866	$ 109,246	$ 98,721